9. PERSONNEL EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfPersonnelExpensesLineItems [Line Items]
Personnel expenses	$ (371.3)	$ (337.4)	$ (279.5)
Full time equivalents	8894	8485	8,124
Salaries and wages
DisclosureOfPersonnelExpensesLineItems [Line Items]
Personnel expenses	$ (298.4)	$ (270.3)	$ (227.0)
Social security expenses
DisclosureOfPersonnelExpensesLineItems [Line Items]
Personnel expenses	(43.0)	(38.5)	(29.8)
Other personnel expenses
DisclosureOfPersonnelExpensesLineItems [Line Items]
Personnel expenses	$ (29.9)	$ (28.6)	$ (22.7)